Schedule of cash and cash equivalents (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Notes and other explanatory information [abstract]
Savings accounts	$ 7,015,781	$ 54,496,479		$ 44,409,500
Current accounts	7,998,688	62,131,411		50,464,311
Time deposit				50,000,000
Cash on hand	91,162	708,120		1,339,933
Cash and cash equivalents	$ 15,105,631	$ 117,336,010	$ 18,823,300	$ 146,213,744	$ 196,296,774	$ 64,615,723